Significant Accounting Policies (Table) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Concentration Risk [Line Items]
Concentration risk percentage	94.00%	93.00%	91.00%
Major customer A [member]
Concentration Risk [Line Items]
Concentration risk percentage	29.00%	24.00%	24.00%
Major customer B [member]
Concentration Risk [Line Items]
Concentration risk percentage	26.00%	31.00%	33.00%
Major customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage	14.00%	16.00%	17.00%
Major customer D [Member]
Concentration Risk [Line Items]
Concentration risk percentage	7.00%	9.00%	10.00%
Major customer E [Member]
Concentration Risk [Line Items]
Concentration risk percentage	18.00%	13.00%	7.00%